RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE	6 Months Ended
Jun. 30, 2024
Right-of-use Rou Assets And Lease Payable
RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

7. RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

The right-of-use assets relate to leases of industrial lands in Singapore and certain plant and machinery and motor vehicles under a number of leases. The carrying amount of the ROU assets is presented within property, plant and equipment (Note 6).

The Group recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Operating lease ROU asset, net	1,843	1,808

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Operating lease liabilities
Current portion	300	302
Non-current portion	1,283	1,127
Total	1,583	1,429

The operating lease ROU asset with a carrying amount of SGD804 thousand and SGD771 thousand (US$569 thousand) is pledged to a bank to secure bank loans (Note 9) as of December 31, 2023 and June 30, 2024, respectively.

As of June 30, 2024, future minimum lease payments under the non-cancelable operating leases are as follows:

Future payment	SGD’000
2025	307
2026	235
2027	183
2028	52
2029	29
Thereafter	623
1,429

The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2024:

Weighted average discount rate	4.45%
Weighted average remaining lease term (years)	11.5